CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, amount at Dec. 31, 2020	$ (4,196,518)	$ 30,000	$ 476,000	$ 0	$ (4,702,518)
Balance, shares at Dec. 31, 2020		7,600,000
Issuance of common stock, shares		14,666
Issuance of common stock, amount	14,666	$ 14,666	0	0	0
Net Income (Loss)	(5,124,302)	0	0	0	(5,124,302)
Stock-based compensation		$ 0	$ 898,882	$ 0	$ 0
Foreign currency translation loss	$ 0
Balance, shares at Dec. 31, 2021	0	7,614,666	0	0	0
Balance, amount at Dec. 31, 2021	$ (8,407,272)	$ 44,666	$ 1,374,882	$ (9,826,820)	$ (9,826,820)
Net Income (Loss)	144,028	0	0	144,028	0
Stock-based compensation	447,690	0	447,690	0	0
Foreign currency translation loss	17,910	$ 0	0	0	17,910
Balance, shares at Sep. 30, 2022		7,614,666
Balance, amount at Sep. 30, 2022	(7,797,644)	$ 44,666	1,822,572	(9,682,792)	17,910
Balance, amount at Dec. 31, 2021	$ (8,407,272)	$ 44,666	$ 1,374,882	$ (9,826,820)	$ (9,826,820)
Balance, shares at Dec. 31, 2021	0	7,614,666	0	0	0
Net Income (Loss)	$ (487,493)	$ 0	$ 0	$ 0	$ (487,493)
Stock-based compensation	546,460	0	546,460	0	0
Foreign currency translation loss	$ (10,106)	$ 0	$ 0	$ (10,106)	$ 0
Balance, shares at Dec. 31, 2022	0	7,614,666	0	0	0
Balance, amount at Dec. 31, 2022	$ (8,358,411)	$ 44,666	$ 1,921,342	$ (10,314,313)	$ (10,106)
Net Income (Loss)	(6,482,062)	0	0	(6,482,062)	0
Foreign currency translation loss	(2,244)
Stock-based compensation - stock option grants	479,913	0	479,913	0	0
Stock-based compensation - warrants	2,136,115	0	2,136,115	0	0
Foreign currency translation loss	(2,244)	$ 0	0	0	(2,244)
Balance, shares at Sep. 30, 2023		7,614,666
Balance, amount at Sep. 30, 2023	$ (12,226,689)	$ 44,666	$ 4,537,370	$ (16,796,375)	$ (12,350)